Summary of significant accounting policies - Schedule of disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregates of revenue
Net revenues	¥ 3,818,851,679	$ 546,088,526	¥ 4,270,825,456	¥ 5,530,404,557
Live streaming
Disaggregates of revenue
Net revenues	2,177,418,656		3,073,920,690	4,799,005,778
Innovative business
Disaggregates of revenue
Net revenues	1,446,157,085		1,015,882,444	378,358,519
Advertising and other revenue
Disaggregates of revenue
Net revenues	¥ 195,275,938		¥ 181,022,322	¥ 731,398,779